UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2017

Item 1. Schedule of Investments.

Nationwide Risk-Based U.S. Equity ETF
Schedule of Investments
November 30, 2017 (Unaudited)
Shares	Security Description	Value

	COMMON STOCKS - 99.8%
	Consumer Discretionary - 15.6%
332	Amazon.com, Inc. (a)	$390,681
10,850	Aramark	462,210
3,206	Autoliv, Inc.	410,112
633	AutoZone, Inc. (a) +	434,719
5,526	Carnival Corporation	362,727
7,470	CBS Corporation	418,768
1,088	Charter Communications, Inc. (a)	354,916
1,703	Chipotle Mexican Grill, Inc. (a)	518,376
12,482	Comcast Corporation	468,574
6,948	Darden Restaurants, Inc.	585,855
21,481	Discovery Communications, Inc. (a)	408,569
7,609	DISH Network Corporation (a)	385,396
2,470	Domino’s Pizza, Inc.	459,815
4,828	Genuine Parts Company	448,859
20,887	Hanesbrands, Inc.	436,329
3,363	Home Depot, Inc.	604,735
5,353	Las Vegas Sands Corporation	370,909
4,274	Liberty Broadband Corporation - Class A (a)	366,325
4,277	McDonald’s Corporation	735,517
1,374	Mohawk Industries, Inc. (a)	388,306
9,914	Newell Brands, Inc.	307,037
7,047	Nike, Inc.	425,780
128	NVR, Inc. (a)	444,800
5,582	Omnicom Group, Inc.	398,778
1,724	O’Reilly Automotive, Inc. (a)	407,226
209	Priceline Group, Inc. (a)	363,599
2,792	PVH Corporation	375,664
6,309	Ross Stores, Inc.	479,673
5,477	Scripps Networks Interactive, Inc.	448,238
7,732	Starbucks Corporation	447,064
9,985	Tapestry, Inc.	416,275
7,519	Target Corporation	450,388
11,601	Time Warner, Inc.	1,061,607
6,161	TJX Companies, Inc.	465,464
13,651	Twenty-First Century Fox, Inc. - Class A	436,013
2,075	Ulta Beauty, Inc. (a)	460,048
1,407	Vail Resorts, Inc.	316,800
5,472	VF Corporation	399,237
5,662	Walt Disney Company	593,491
6,086	Yum! Brands, Inc.	507,998
		18,216,878

	Consumer Staples - 13.9%
7,291	Altria Group, Inc.	494,548
11,499	Archer Daniels Midland Company	458,580
8,022	Brown-Forman Corporation - Class B	479,716
5,273	Bunge, Ltd.	352,816
10,000	Campbell Soup Company	493,001
9,283	Church & Dwight Company, Inc.	437,136
3,453	Clorox Company	480,968
12,751	Coca-Cola Company	583,613
11,554	Coca-Cola European Partners plc	450,490
7,069	Colgate-Palmolive Company	512,149
10,041	Conagra Brands, Inc.	374,831
2,062	Constellation Brands, Inc. - Class A	448,671
2,720	Costco Wholesale Corporation	501,650
7,757	CVS Health Corporation	594,186
4,825	Dr Pepper Snapple Group, Inc.	435,167
3,409	Estee Lauder Companies, Inc.	425,545
6,223	General Mills, Inc.	351,973
4,939	Hershey Company	547,884
9,431	Hormel Foods Corporation	343,760
3,015	Ingredion, Inc.	417,517
3,854	JM Smucker Company	449,646
5,395	Kellogg Company +	356,933
4,224	Kimberly Clark Corporation	505,866
4,577	Kraft Heinz Company	372,430
18,307	Kroger Company	473,419
3,855	McCormick & Company, Inc.	393,904
4,204	Molson Coors Brewing Company - Class A	328,332
6,272	Mondelez International, Inc.	269,320
6,395	Monster Beverage Corporation (a)	400,775
4,690	PepsiCo, Inc.	546,479
3,977	Philip Morris International, Inc.	408,637
6,583	Procter & Gamble Company	592,405
5,699	Sysco Corporation	329,003
5,041	Tyson Foods, Inc.	414,622
5,630	Walgreens Boots Alliance, Inc.	409,639
7,515	Wal-Mart Stores, Inc.	730,683
		16,166,294
	Energy - 4.1%
15,760	Baker Hughes A GE Company	468,545
5,860	Chevron Corporation	697,281
7,309	EOG Resources, Inc.	747,856
7,751	Exxon Mobil Corporation	645,581
13,042	Halliburton Company	544,895
8,681	Occidental Petroleum Corporation	612,011
4,937	Phillips 66	481,654
9,298	Schlumberger, Ltd.	584,379
		4,782,202

	Financials - 10.4%
6,080	Aflac, Inc.	532,851
765	Alleghany Corporation (a)	447,372
6,509	Allstate Corporation	668,214
8,351	American International Group, Inc.	500,726
2,921	Aon plc	409,583
5,811	Arch Capital Group, Ltd. (a)	550,244
6,106	Arthur J Gallagher & Company	401,958
2,565	Berkshire Hathaway, Inc. - Class B (a)	495,071
6,470	Cboe Global Markets, Inc.	798,592
3,239	Chubb, Ltd.	492,684
4,903	Cincinnati Financial Corporation	366,401
2,129	Everest Re Group, Ltd.	467,528
9,742	Hartford Financial Services Group, Inc.	559,580
8,252	Intercontinental Exchange, Inc.	589,605
9,928	Loews Corporation	499,180
490	Markel Corporation (a)	542,381
5,689	Marsh & McLennan Companies, Inc.	477,478
2,419	Moody’s Corporation	367,253
6,438	Nasdaq, Inc.	509,632
11,778	Progressive Corporation	626,354
2,199	S&P Global, Inc.	363,891
4,684	Travelers Companies, Inc.	635,010
2,536	Willis Towers Watson plc	407,789
10,565	XL Group, Ltd.	410,133
		12,119,510
	Health Care - 17.5%
6,291	Abbott Laboratories	354,624
4,345	AbbVie, Inc.	421,117
2,665	Aetna, Inc.	480,180
3,923	Alexion Pharmaceuticals, Inc. (a)	430,785
2,703	Allergan plc	469,862
1,936	Anthem, Inc.	454,883
8,226	Baxter International, Inc.	539,050
2,192	Becton Dickinson and Company	500,236
12,273	Boston Scientific Corporation (a)	322,534
8,301	Bristol Myers Squibb Company	524,540
6,374	Cardinal Health, Inc.	377,277
4,309	Celgene Corporation (a)	434,476
2,619	Centene Corporation (a)	267,374
6,676	Cerner Corporation (a)	471,926
1,939	Cigna Corporation	410,544
1,365	Cooper Companies, Inc.	329,211
1,088	CR Bard, Inc.	365,503
4,396	Danaher Corporation	414,807
6,883	DaVita, Inc. (a)	420,276
5,674	DENTSPLY SIRONA, Inc.	380,215
3,241	Edwards Lifesciences Corporation (a)	379,845
5,600	Eli Lilly & Company	473,984
5,691	Express Scripts Holding Company (a)	370,939
5,881	Gilead Sciences, Inc.	439,782
3,964	HCA Healthcare, Inc. (a)	336,940
5,486	Henry Schein, Inc. (a)	391,975
9,636	Hologic, Inc. (a)	402,014

2,945	Humana, Inc.	768,232
1,683	Illumina, Inc. (a)	387,140
1,091	Intuitive Surgical, Inc. (a)	436,160
3,431	IQVIA Holdings, Inc. (a)	349,996
4,139	Johnson & Johnson	576,687
2,396	Laboratory Corporation of America Holdings (a)	379,215
5,871	Medtronic plc	482,185
8,849	Merck & Company, Inc.	489,084
5,979	Perrigo Company plc	521,429
18,693	Pfizer, Inc.	677,809
4,048	Quest Diagnostics, Inc.	398,566
2,215	Stryker Corporation	345,540
1,236	Teleflex, Inc.	328,183
2,012	Thermo Fisher Scientific, Inc.	387,833
2,474	UnitedHealth Group, Inc.	564,493
4,266	Universal Health Services, Inc. - Class B	462,221
3,701	Varian Medical Systems, Inc. (a)	413,587
2,055	Waters Corporation (a)	405,185
3,321	Zimmer Biomet Holdings, Inc.	388,889
6,622	Zoetis, Inc.	478,704
		20,406,037
	Industrials - 10.3%
2,347	3M Company	570,649
1,880	Boeing Company	520,384
6,282	CH Robinson Worldwide, Inc.	544,335
3,250	Equifax, Inc.	370,890
6,928	Expeditors International of Washington, Inc.	448,796
5,341	Fortive Corporation	398,706
2,379	General Dynamics Corporation	492,834
19,471	General Electric Company	356,125
2,952	Harris Corporation	426,564
3,017	Honeywell International, Inc.	470,531
8,998	IHS Markit, Ltd. (a)	401,491
2,899	Kansas City Southern	325,094
2,664	L3 Technologies, Inc.	529,044
2,409	Lockheed Martin Corporation	768,760
10,183	Nielsen Holdings plc	373,920
2,390	Northrop Grumman Corporation	734,686
3,215	Raytheon Company	614,547
8,008	Republic Services, Inc.	520,040
4,540	Rockwell Collins, Inc.	600,687
3,278	United Parcel Service, Inc.	398,113
4,562	United Technologies Corporation	554,055
4,058	Verisk Analytics, Inc. (a)	391,272
7,003	Waste Management, Inc.	575,996
2,367	WW Grainger, Inc.	523,841
		11,911,360

	Information Technology - 12.2%
2,507	Accenture plc	371,061
342	Alphabet, Inc. - Class A (a)	354,370
8,340	Amdocs, Ltd.	544,519
4,210	Amphenol Corporation	381,384
2,309	ANSYS, Inc. (a)	342,171
2,606	Apple, Inc.	447,841
2,871	Automatic Data Processing, Inc.	328,615
3,555	Broadridge Financial Solutions, Inc.	320,874
9,968	CA, Inc.	329,642
7,981	Cadence Design Systems, Inc. (a)	350,446
6,658	CDK Global, Inc.	460,001
5,317	Check Point Software Technologies, Ltd. (a)	554,510
10,503	Cisco Systems, Inc.	391,762
4,004	Cognizant Technology Solutions Corporation	289,409
11,182	eBay, Inc. (a)	387,680
2,155	Facebook, Inc. (a)	381,823
5,218	Fidelity National Information Services, Inc.	492,214
2,722	Fiserv, Inc. (a)	357,807
3,447	Global Payments, Inc.	346,630
8,151	Intel Corporation	365,491
3,835	International Business Machines Corporation	590,474
2,409	Intuit, Inc.	378,743
3,631	Jack Henry & Associates, Inc.	418,727
4,143	Microsoft Corporation	348,716
14,088	NXP Semiconductors NV (a)	1,597,438
9,877	Oracle Corporation	484,566
6,584	Paychex, Inc.	443,169
4,188	Synopsys, Inc. (a)	378,511
5,752	Total System Services, Inc.	427,719
7,010	Vantiv, Inc. (a)	525,750
3,915	VeriSign, Inc. (a)	450,616
3,430	Visa, Inc.	386,184
		14,228,863
	Materials - 4.2%
2,278	Air Products & Chemicals, Inc.	371,405
5,206	Avery Dennison Corporation	594,108
7,505	Ball Corporation	299,525
5,897	Crown Holdings, Inc. (a)	352,228
3,597	Ecolab, Inc.	488,904
2,600	International Flavors & Fragrances, Inc.	404,144
8,217	Monsanto Company	972,399
16,408	Newmont Mining Corporation	606,932
2,331	Praxair, Inc.	358,788
7,791	Sealed Air Corporation	374,358
		4,822,791
	Telecommunication Services - 0.9%
13,685	AT&T, Inc.	497,860
10,848	Verizon Communications, Inc.	552,055
		1,049,915

		Utilities - 10.7%
9,038		Alliant Energy Corporation	407,704
6,816		Ameren Corporation	435,951
7,063		American Electric Power Company, Inc.	548,301
4,228		American Water Works Company, Inc.	387,116
3,940		Atmos Energy Corporation	363,622
13,162		CenterPoint Energy, Inc.	394,992
9,721		CMS Energy Corporation	485,078
5,641		Consolidated Edison, Inc.	502,274
5,998		Dominion Energy, Inc.	504,611
4,238		DTE Energy Company	489,786
5,860		Duke Energy Corporation	522,595
5,608		Edison International	455,762
5,221		Entergy Corporation	451,512
7,986		Eversource Energy	517,892
9,489		Exelon Corporation	395,786
12,643		FirstEnergy Corporation	431,632
3,665		NextEra Energy, Inc.	579,217
14,186		NiSource, Inc.	390,541
7,221		PG&E Corporation	391,667
4,951		Pinnacle West Capital Corporation	454,551
16,036		PPL Corporation	588,040
8,044		Public Service Enterprise Group, Inc.	426,815
3,801		Sempra Energy	459,883
12,585		Southern Company	644,352
6,453		UGI Corporation	316,262
6,773		WEC Energy Group, Inc.	470,656
9,398		Xcel Energy, Inc.	485,031
			12,501,629
		TOTAL COMMON STOCKS (Cost $111,869,191)	116,205,479

		SHORT-TERM INVESTMENTS - 0.1%
77,330		Invesco Short-Term Investments Trust - Government & Agency Portfolio, Institutional Class, 0.98%*	77,330
		TOTAL SHORT-TERM INVESTMENTS (Cost $77,330)	77,330

		INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.4%
496,226		First American Government Obligations Fund, Class Z, 0.94% * ^	496,226
		TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $496,226)	496,226

		Total Investments - 100.2% (Cost $112,442,747)	116,779,035
		Liabilities in Excess of Other Assets - (0.2)%	(288,657)
		TOTAL NET ASSETS - 100.0%	$116,490,378

	Percentages are stated as a percent of net assets.
	*	Rate shown is the annualized seven-day yield as of November 30, 2017.
	(a)	Non-income producing security
	+	All or a portion of this security is on loan as of September 30, 2017. Total value of securities on loan is $483,898.
	^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $496,226 as of November 30, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

	Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

Nationwide Risk-Based International Equity ETF
Schedule of Investments
November 30, 2017 (Unaudited)
Shares	Security Description	Value

	COMMON STOCKS - 99.6%
	Consumer Discretionary - 12.4%
2,209	adidas AG	$460,647
11,100	Aisin Seiki Company, Ltd.	592,750
4,295	Bayerische Motoren Werke AG	432,894
11,500	Bridgestone Corporation	520,614
11,100	Carnival plc	715,452
3,304	Cie Generale des Etablissements Michelin	479,185
25,309	Compass Group plc	513,073
1,671	Continental AG	445,018
5,391	Daimler AG	446,084
875	Hermes International	461,214
12,843	Industria de Diseno Textil SA	454,617
8,668	Luxottica Group SpA	503,989
8,489	Next plc	513,980
51,500	Nissan Motor Company, Ltd.	497,863
5,900	Nitori Holdings Company, Ltd.	961,184
5,900	Oriental Land Company, Ltd.	523,763
6,381	Publicis Groupe SA	423,800
38,500	Rakuten, Inc.	392,543
22,251	RELX NV	509,424
5,429	Renault SA	551,715
28,700	Sekisui House, Ltd.	534,117
3,300	Shimano, Inc.	455,071
43,587	Sky plc	552,037
3,487	Sodexo SA	455,506
35,500	Sumitomo Electric Industries, Ltd.	617,768
222,695	Taylor Wimpey plc	588,789
6,346	Telenet Group Holding NV (a)	443,305
2,564	Volkswagen AG	530,861
29,371	WPP plc	519,155
		15,096,418
	Consumer Staples - 11.9%
35,800	Aeon Company, Ltd.	580,205
24,500	Ajinomoto Company, Inc.	449,314
12,900	Asahi Group Holdings, Ltd.	654,141
321	Barry Callebaut AG	596,480
3,636	Beiersdorf AG	432,731
3,129	Carlsberg AS	370,540
21,034	Carrefour SA	442,005
4,900	Danone SA	413,621
3,918	Heineken NV	399,140
10,392	Imperial Brands plc	430,687

14,300	Japan Tobacco, Inc.	472,664
22,890	Jeronimo Martins SGPS SA	449,539
8,000	Kao Corporation	528,713
4,962	Kerry Group plc	519,730
22,100	Kirin Holdings Company, Ltd.	516,344
28,893	Koninklijke Ahold Delhaize NV	618,846
1,726	L’Oreal SA	381,702
25,087	Marine Harvest ASA	441,464
5,800	MEIJI Holdings Company, Ltd.	504,012
3,282	Pernod Ricard SA	511,934
6,124	Reckitt Benckiser Group plc	537,174
13,000	Shiseido Company, Ltd.	632,068
265,793	Tesco plc	697,526
1,170,600	Thai Beverage plc	837,631
21,200	Unicharm Corporation	554,370
8,300	Unilever plc	467,403
16,500	Wesfarmers, Ltd.	548,149
29,311	Woolworths, Ltd.	596,618
		14,584,751
	Energy - 1.8%
800,000	China Petroleum & Chemical Corporation	571,564
225,000	China Shenhua Energy Company, Ltd.	553,703
1,014,000	PetroChina Company, Ltd.	681,613
20,513	Statoil ASA	411,273
		2,218,153
	Financials - 13.7%
43,077	3i Group plc	524,896
2,886	Ackermans & van Haaren NV	504,095
11,910	Ageas SA	585,251
94,800	AIA Group, Ltd.	768,339
118,312	AMP, Ltd.	457,301
20,800	Australia & New Zealand Banking Group, Ltd.	447,765
5,265	Cembra Money Bank AG	474,987
6,914	Commonwealth Bank of Australia	415,400
13,361	Danske Bank AS	499,133
45,100	DBS Group Holdings, Ltd.	816,990
5,220	Deutsche Boerse AG	591,797
13,214	Erste Group Bank AG	576,430
2,829	HAL Trust	523,434
992	Helvetia Holding AG	547,554
94,475	HSBC Holdings plc	937,811
33,125	ING Groep NV	597,516
41,300	Japan Post Holdings Company, Ltd.	474,118
7,705	KBC Group NV	630,314
229,166	Legal & General Group plc	828,112
864,831	Lloyds Banking Group plc	771,930
19,624	National Australia Bank, Ltd.	439,223
13,290	NN Group NV	583,779

48,099	Nordea Bank AB	563,677
28,700	ORIX Corporation	493,188
78,600	Oversea-Chinese Banking Corporation, Ltd.	725,619
63,000	RSA Insurance Group plc	518,447
7,784	Sampo Oyj	411,454
37,485	Svenska Handelsbanken AB - Class B	512,282
21,440	Swedbank AB	511,992
		16,732,834
	Health Care - 10.5%
34,600	Astellas Pharma, Inc.	438,399
9,714	AstraZeneca plc	627,561
3,215	Bayer AG	410,026
5,060	Coloplast AS	396,588
4,986	CSL, Ltd.	540,595
22,600	Daiichi Sankyo Company, Ltd.	543,790
9,100	Eisai Company, Ltd.	515,137
3,000	Essilor International Cie Generale d’Optique SA	385,819
5,449	Fresenius Medical Care AG & Company KGaA	541,359
5,447	Fresenius SE & Company KGaA	392,952
33,464	GlaxoSmithKline plc	579,057
23,875	Grifols SA	696,506
4,633	Merck KGaA	493,155
12,522	Novo Nordisk AS	646,416
19,100	ONO Pharmaceutical Company, Ltd.	434,288
10,800	Otsuka Holdings Company, Ltd.	477,313
6,212	Sanofi	566,367
11,127	Shire plc	550,985
27,271	Smith & Nephew plc	483,143
726	Straumann Holding AG	540,210
5,300	Sysmex Corporation	401,226
9,600	Takeda Pharmaceutical Company, Ltd.	527,490
2,389	Tecan Group AG	492,249
11,600	Terumo Corporation	554,517
8,333	UCB SA	622,277
		12,857,425
	Industrials - 19.7%
19,016	Abertis Infraestructuras SA	424,610
2,001	Aena SME SA	398,099
5,781	Airbus SE	600,628
10,600	ANA Holdings, Inc.	421,947
28,591	Ashtead Group plc	734,273
19,885	Assa Abloy AB	403,118
13,427	Atlas Copco AB - Class A	576,798
101,423	BAE Systems plc	757,145
60,697	Brambles, Ltd.	469,213
17,771	Bunzl plc	508,306
2,600	Central Japan Railway Company	479,941
4,545	DCC plc	439,791
6,338	DKSH Holding AG	543,119
5,300	East Japan Railway Company	511,658

23,577	Experian plc	490,397
19,442	Ferrovial SA	427,990
8,247	GEA Group AG	397,891
13,700	Hankyu Hanshin Holdings, Inc.	529,521
10,595	ISS AS	400,547
34,000	ITOCHU Corporation	587,889
17,500	Japan Airlines Company, Ltd.	640,010
22,700	Jardine Matheson Holdings, Ltd.	1,418,296
48,000	Kajima Corporation	502,839
10,083	Kone OYJ	518,936
40,222	Leonardo SpA	480,657
12,500	Makita Corporation	515,349
101,500	Marubeni Corporation	672,608
37,200	Mitsui & Company, Ltd.	563,561
2,910	MTU Aero Engines AG	523,181
3,500	Nidec Corporation	474,877
35,100	Obayashi Corporation	452,843
119,265	Qantas Airways, Ltd.	511,503
25,000	Recruit Holdings Company, Ltd.	587,987
23,600	RELX plc	551,517
48,248	Rolls-Royce Holdings plc	559,195
23,209	Ryanair Holdings plc (a)	484,810
4,753	Safran SA	506,494
6,000	Secom Company, Ltd.	448,567
27,300	Skanska AB	598,770
34,300	Sumitomo Corporation	531,361
8,600	Taisei Corporation	450,842
5,440	Thales SA	549,853
4,166	VAT Group AG	562,384
7,200	West Japan Railway Company	528,237
7,554	Wolters Kluwer NV	391,340
		24,128,898
	Information Technology - 6.7%
5,996	Amadeus IT Group SA	432,272
2,610	ASML Holding NV	458,527
2,647	Atos SE	391,461
17,400	Canon, Inc.	664,492
3,849	Dassault Systemes SE	413,735
15,200	FUJIFILM Holdings Corporation	618,831
800	Keyence Corporation	461,398
15,298	Micro Focus International plc	514,947
1,600	Nintendo Company, Ltd.	642,586
47,994	Sage Group plc	502,703
3,756	SAP SE	423,140
85,132	Telefonaktiebolaget LM Ericsson	535,447
2,600	Tokyo Electron, Ltd.	479,595
5,291	United Internet AG	356,445
5,565	Wirecard AG	593,222
119,508	Worldpay Group plc	682,044
		8,170,845

	Materials - 6.8%
4,564	Akzo Nobel NV	411,225
38,151	Amcor, Ltd.	444,982
40,100	Asahi Kasei Corporation	500,604
4,467	BASF SE	499,783
4,711	Chr Hansen Holding AS	427,547
5,915	Covestro AG	616,028
14,713	CRH plc	506,976
722	EMS-Chemie Holding AG	481,456
13,870	Johnson Matthey plc	568,546
5,181	Koninklijke DSM NV	485,811
2,375	Linde AG	521,270
26,098	Newcrest Mining, Ltd.	460,152
6,631	Novozymes AS	358,851
15,100	Sumitomo Metal Mining Company, Ltd.	584,304
4,509	Symrise AG	383,246
9,330	Umicore SA	435,428
10,630	voestalpine AG	617,562
		8,303,771
	Real Estate - 4.0%
4,100	Daito Trust Construction Company, Ltd.	748,451
12,800	Daiwa House Industry Company, Ltd.	467,895
7,421	Deutsch Wohen SE	328,052
290,300	Hongkong Land Holdings, Ltd.	2,119,189
3,276	LEG Immobilien AG	348,243
4,800	Swiss Prime Site AG	413,764
7,770	Vonovia SE	365,722
		4,791,316
	Telecommunication Services - 5.7%
136,156	BT Group plc	480,228
159,500	China Mobile, Ltd.	1,618,455
16,500	KDDI Corporation	471,345
100,575	Koninklijke KPN NV	368,944
10,000	Nippon Telegraph & Telephone Corporation	522,369
19,700	NTT DOCOMO, Inc.	508,932
11,782	Proximus SADP	403,807
291,600	Singapore Telecommunications, Ltd.	806,517
5,900	Sunrise Communications Group AG	534,973
17,927	Telenor ASA	401,660
83,623	Telia Co AB	366,920
198,632	Telstra Corporation, Ltd.	515,342
		6,999,492
	Utilities - 6.4%
26,965	AGL Energy, Ltd.	509,705
411,752	Centrica plc	805,206
34,400	Chubu Electric Power Company, Inc.	433,725
32,486	E.ON SE	375,722
21,945	Engie SA	384,095
45,503	Iberdrola SA	361,355

7,280		Innogy SE	336,506
41,400		Kansai Electric Power Company, Inc.	545,894
43,477		National Grid plc	520,362
7,589		Orsted AS	441,522
16,200		Red Electrica Corporation SA	366,359
36,129		SSE plc	668,901
21,500		Tokyo Gas Company, Ltd.	503,376
48,356		United Utilities Group plc	536,577
16,500		Veolia Environnement SA	417,429
25,405		Verbund AG	601,440
			7,808,174
		TOTAL COMMON STOCKS (Cost $119,316,876)	121,692,077

		SHORT-TERM INVESTMENTS - 0.1%
164,548		Invesco Short-Term Investments Trust - Government & Agency Portfolio, Institutional Class, 0.98% *	164,548
		TOTAL SHORT-TERM INVESTMENTS (Cost $164,548)	164,548

		Total Investments - 99.7% (Cost $119,481,424)	121,856,625
		Other Assets in Excess of Liabilities - 0.3%	345,495
		TOTAL NET ASSETS - 100.0%	$122,202,120

	Percentages are stated as a percent of net assets.
	*	Rate shown is the annualized seven-day yield as of November 30, 2017.
	(a)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

	Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

Nationwide Maximum Diversification U.S. Core Equity ETF
Schedule of Investments
November 30, 2017 (Unaudited)
Shares	Security Description	Value

	COMMON STOCKS - 99.8%
	Consumer Discretionary - 20.3%
1,653	Advance Auto Parts, Inc.	$166,953
1,547	Amazon.com, Inc. (a)	1,820,432
1,218	Aramark	51,887
435	Autoliv, Inc.	55,645
1,000	AutoZone, Inc. (a) +	686,760
27,057	Best Buy Company, Inc.	1,612,868
2,436	Burlington Stores, Inc. (a) +	259,117
1,740	Carnival Corporation	114,214
1,653	CBS Corporation	92,667
1,044	Charter Communications, Inc. (a)	340,563
2,871	Chipotle Mexican Grill, Inc. (a)	873,903
4,176	Comcast Corporation	156,767
1,827	Darden Restaurants, Inc.	154,053
261	Delphi Automotive plc	27,319
18,879	Dollar General Corporation	1,662,862
8,178	Dollar Tree, Inc. (a)	840,371
435	Domino’s Pizza, Inc.	80,980
261	Expedia, Inc.	31,973
10,440	Foot Locker, Inc.	447,250
24,621	Gap, Inc.	795,505
6,351	General Motors Company	273,665
5,742	H&R Block, Inc.	150,326
10,527	Hanesbrands, Inc.	219,909
870	Harley-Davidson, Inc.	43,674
1,131	Hasbro, Inc.	105,206
261	Home Depot, Inc.	46,933
1,740	Interpublic Group of Companies, Inc.	34,417
17,226	Kohl’s Corporation	826,331
1,827	L Brands, Inc.	102,440
2,436	Las Vegas Sands Corporation	168,790
348	Liberty Broadband Corporation - Class C (a)	30,259
5,220	Liberty Interactive Corporation - Class A (a)	127,368
6,960	Liberty Media Formula One Series - Class C (a)	253,344
870	Liberty Sirius XM Group Series - Class C (a)	35,505
3,219	Lowe’s Companies, Inc.	268,368
9,222	Lululemon Athletica, Inc. (a)	617,505
18,792	Macy’s, Inc.	447,250
15,399	Mattel, Inc.	281,031
4,176	McDonald’s Corporation	718,147
14,877	Michael Kors Holdings, Ltd. (a)	869,412
9,135	Netflix, Inc. (a)	1,713,543
6,612	Nike, Inc.	399,497
4,002	Nordstrom, Inc.	181,891
957	Norwegian Cruise Line Holdings, Ltd. (a)	51,831
10	NVR, Inc. (a)	34,750
1,044	O’Reilly Automotive, Inc. (a)	246,603
261	Polaris Industries, Inc.	33,150
136	Priceline Group, Inc. (a)	236,601
435	PVH Corporation	58,529

2,001	Ross Stores, Inc.	152,136
870	Royal Caribbean Cruises, Ltd.	107,776
609	Scripps Networks Interactive, Inc.	49,841
5,655	ServiceMaster Global Holdings, Inc. (a)	276,416
6,177	Sirius XM Holdings, Inc. +	33,974
4,437	Starbucks Corporation	256,547
1,479	Tapestry, Inc.	61,660
5,742	Target Corporation	343,946
1,044	Tesla, Inc. (a)	322,439
609	Tiffany & Company	57,551
2,784	TJX Companies, Inc.	210,331
7,656	Tractor Supply Company	522,445
2,088	Twenty-First Century Fox, Inc.	65,041
5,394	Twenty-First Century Fox, Inc. - Class A	172,284
435	Ulta Beauty, Inc. (a)	96,444
87	Vail Resorts, Inc.	19,589
1,653	VF Corporation	120,603
5,307	Viacom, Inc. - Class B	150,294
4,263	Walt Disney Company	446,847
5,046	Wynn Resorts, Ltd.	797,671
		23,112,199
	Consumer Staples - 13.9%
4,263	Archer Daniels Midland Company	170,008
1,479	Brown-Forman Corporation - Class B	88,444
10,788	Bunge, Ltd.	721,825
5,307	Campbell Soup Company	261,635
1,305	Church & Dwight Company, Inc.	61,452
8,178	Clorox Company	1,139,114
19,749	Coca-Cola Company	903,912
1,566	Coca-Cola European Partners plc	61,058
4,872	Colgate-Palmolive Company	352,976
12,528	Conagra Brands, Inc.	467,670
2,784	Constellation Brands, Inc. - Class A	605,771
2,349	Costco Wholesale Corporation	433,226
11,223	Coty, Inc.	193,373
8,613	CVS Health Corporation	659,756
11,136	Dr Pepper Snapple Group, Inc.	1,004,356
609	Estee Lauder Companies, Inc.	76,021
2,958	General Mills, Inc.	167,304
1,740	Hershey Company	193,018
2,958	Hormel Foods Corporation	107,819
870	Ingredion, Inc.	120,478
2,175	JM Smucker Company	253,757
1,827	Kellogg Company	120,874
1,827	Kimberly Clark Corporation	218,802
2,871	Kraft Heinz Company	233,613
57,594	Kroger Company	1,489,381
609	McCormick & Company, Inc.	62,228
783	Molson Coors Brewing Company - Class B	61,152
2,349	Mondelez International, Inc.	100,866
14,094	Monster Beverage Corporation (a)	883,271
7,308	PepsiCo, Inc.	851,528
609	Pinnacle Foods, Inc.	35,462
13,137	Procter & Gamble Company	1,182,199
1,479	Sysco Corporation	85,383
24,969	Tyson Foods, Inc.	2,053,701

4,437	Walgreens Boots Alliance, Inc.	322,836
		15,744,269
	Energy - 5.5%
4,524	Anadarko Petroleum Corporation	217,559
783	Andeavor	82,583
3,828	Apache Corporation	160,125
5,481	Baker Hughes A GE Company	162,950
19,401	Cabot Oil & Gas Corporation	561,660
609	Cheniere Energy, Inc. (a)	29,427
609	Chevron Corporation	72,465
957	Cimarex Energy Company	111,117
1,218	Concho Resources, Inc. (a)	170,349
6,786	ConocoPhillips	345,272
6,264	Devon Energy Corporation	241,352
1,740	Diamondback Energy, Inc. (a)	190,199
1,131	Energen Corporation (a)	63,856
3,567	EOG Resources, Inc.	364,975
5,046	EQT Corporation	300,742
4,698	Halliburton Company	196,282
2,088	Hess Corporation	95,797
870	HollyFrontier Corporation	38,698
28,362	Marathon Oil Corporation	420,892
2,871	National Oilwell Varco, Inc.	96,322
7,221	Newfield Exploration Company (a)	223,346
12,876	Noble Energy, Inc.	338,639
3,915	Occidental Petroleum Corporation	276,008
261	ONEOK, Inc.	13,546
13,050	Parsley Energy, Inc. (a)	350,523
1,740	Pioneer Natural Resources Company	271,510
7,221	Schlumberger, Ltd.	453,840
2,523	Targa Resources Corporation	109,498
2,262	Valero Energy Corporation	193,672
4,263	Williams Companies, Inc.	123,840
		6,277,044
	Financials - 5.7%
348	Aflac, Inc.	30,499
33,147	AGNC Investment Corporation	659,625
87	Alleghany Corporation (a)	50,878
1,914	Allstate Corporation	196,491
3,132	American Express Company	306,027
348	American Financial Group, Inc.	36,561
1,218	American International Group, Inc.	73,031
99,180	Annaly Capital Management, Inc.	1,157,432
870	Arch Capital Group, Ltd. (a)	82,380
435	Axis Capital Holdings, Ltd.	22,790
609	Bank of the Ozarks	29,366
261	BB&T Corporation	12,899
348	Capital One Financial Corporation	32,016
3,828	Cboe Global Markets, Inc.	472,491
609	Chubb, Ltd.	92,635
2,523	Citizens Financial Group, Inc.	102,686
2,697	CME Group, Inc.	403,309
696	Discover Financial Services	49,138
957	E*TRADE Financial Corporation (a)	46,070
696	East West Bancorp, Inc.	42,832
435	Everest Re Group, Ltd.	95,526
2,697	Fifth Third Bancorp	82,285
435	FNF Group	17,600

1,914	Hartford Financial Services Group, Inc.	109,940
5,568	Huntington Bancshares, Inc.	80,179
3,132	Intercontinental Exchange, Inc.	223,781
261	JPMorgan Chase & Company	27,280
3,132	Key Corporation	59,445
435	Lincoln National Corporation	33,299
696	M&T Bank Corporation	117,590
77	Markel Corporation (a)	85,231
174	MarketAxess Holdings, Inc.	33,977
2,523	MetLife, Inc.	135,435
609	Nasdaq, Inc.	48,208
5,655	New York Community Bancorp, Inc.	75,438
609	Northern Trust Corporation	59,548
522	PNC Financial Services Group, Inc.	73,372
3,219	Progressive Corporation	171,186
261	Prudential Financial, Inc.	30,234
5,133	Regions Financial Corporation	85,156
174	RenaissanceRe Holdings, Ltd.	23,081
522	Signature Bank (a)	71,660
1,305	Starwood Property Trust, Inc.	28,292
261	SunTrust Banks, Inc.	16,085
4,002	Synchrony Financial	143,632
1,305	TD Ameritrade Holding Corporation	66,777
1,566	Travelers Companies, Inc.	212,304
1,131	Unum Group	64,037
957	Voya Financial, Inc.	42,299
3,654	Wells Fargo & Company	206,342
522	WR Berkley Corporation	36,081
1,305	XL Group, Ltd.	50,660
1,044	Zions Bancorporation	51,730
		6,556,845
	Health Care - 19.3%
7,917	AbbVie, Inc.	767,315
1,740	Aetna, Inc.	313,513
5,133	Alexion Pharmaceuticals, Inc. (a)	563,655
11,658	Alkermes plc (a)	609,597
2,523	Allergan plc	438,573
435	Alnylam Pharmaceuticals, Inc. (a)	58,525
4,089	AmerisourceBergen Corporation	346,829
261	Amgen, Inc.	45,847
1,218	Anthem, Inc.	286,181
783	athenahealth, Inc. (a)	104,053
2,610	Baxter International, Inc.	171,033
1,218	Becton Dickinson and Company	277,960
957	Biogen, Inc. (a)	308,317
870	BioMarin Pharmaceutical, Inc. (a)	74,646
261	Bluebird Bio, Inc. (a)	45,101
609	Boston Scientific Corporation (a)	16,005
18,705	Bristol Myers Squibb Company	1,181,970
1,653	Cardinal Health, Inc.	97,841
870	Celgene Corporation (a)	87,722
2,871	Centene Corporation (a)	293,100
1,653	Cerner Corporation (a)	116,850
1,479	Cigna Corporation	313,149
261	Cooper Companies, Inc.	62,948
870	DaVita, Inc. (a)	53,122
696	DENTSPLY SIRONA, Inc.	46,639

3,045	DexCom, Inc. (a)	177,919
11,310	Edwards Lifesciences Corporation (a)	1,325,532
5,655	Eli Lilly & Company	478,639
2,958	Envision Healthcare Corporation (a)	94,449
23,577	Exelixis, Inc. (a)	638,465
3,045	Express Scripts Holding Company (a)	198,473
6,699	Gilead Sciences, Inc.	500,951
9,309	HCA Healthcare, Inc. (a)	791,266
1,044	Hologic, Inc. (a)	43,556
6,177	Humana, Inc.	1,611,333
348	ICON plc (a)	40,650
3,132	Illumina, Inc. (a)	720,454
870	Incyte Corporation (a)	86,121
4,800	Intuitive Surgical, Inc. (a)	1,918,943
5,916	Ionis Pharmaceuticals, Inc. (a)	328,279
174	IQVIA Holdings, Inc. (a)	17,750
4,524	Johnson & Johnson	630,329
2,523	McKesson Corporation	372,748
3,045	Medtronic plc	250,086
8,352	Merck & Company, Inc.	461,615
2,610	Mylan NV (a)	95,343
10,701	Perrigo Company plc	933,234
15,921	Pfizer, Inc.	577,295
435	Regeneron Pharmaceuticals, Inc. (a)	157,409
2,262	Seattle Genetics, Inc. (a)	137,824
1,131	Stryker Corporation	176,436
3,741	TESARO, Inc. (a)	316,489
174	United Therapeutics Corporation (a)	22,618
4,785	UnitedHealth Group, Inc.	1,091,794
1,653	Universal Health Services, Inc. - Class B	179,103
1,131	Vertex Pharmaceuticals, Inc. (a)	163,192
435	Waters Corporation (a)	85,769
1,653	WellCare Health Plans, Inc. (a)	352,072
348	West Pharmaceutical Services, Inc.	34,776
957	Zimmer Biomet Holdings, Inc.	112,065
2,001	Zoetis, Inc.	144,652
		21,948,120
	Industrials - 4.3%
1,392	3M Company	338,451
522	Acuity Brands, Inc.	89,481
348	Alaska Air Group, Inc.	24,071
609	AMETEK, Inc.	44,268
2,871	CH Robinson Worldwide, Inc.	248,772
7,917	CSX Corporation	441,372
3,132	Deere & Company	469,361
1,044	Donaldson Co, Inc.	52,096
957	Expeditors International of Washington, Inc.	61,994
1,479	Fastenal Company	77,485
1,044	HD Supply Holdings, Inc. (a)	38,607
1,479	IHS Markit, Ltd. (a)	65,993
435	JB Hunt Transport Services, Inc.	48,346
1,827	Johnson Controls International plc	68,768
783	Kansas City Southern	87,806
174	Lennox International, Inc.	36,495
5,394	Nielsen Holdings plc	198,068
261	Nordson Corporation	33,502

348	Oshkosh Corporation	31,334
783	Republic Services, Inc.	50,848
1,218	Rockwell Collins, Inc.	161,154
261	Snap-on, Inc.	44,221
2,784	Southwest Airlines Company	168,905
2,262	Spirit AeroSystems Holdings, Inc.	190,573
8,787	Stericycle, Inc. (a)	582,665
261	Toro Company	17,030
261	TransDigm Group, Inc.	74,069
2,349	Union Pacific Corporation	297,149
522	United Continental Holdings, Inc. (a)	33,053
3,567	United Parcel Service, Inc.	433,213
435	Wabtec Corporation +	33,452
2,262	Waste Management, Inc.	186,050
783	WW Grainger, Inc.	173,286
		4,901,938
	Information Technology - 14.9%
12,963	Activision Blizzard, Inc.	808,891
53,679	Advanced Micro Devices, Inc. (a)	584,564
4,089	Akamai Technologies, Inc. (a)	228,084
727	Alphabet, Inc. - Class A (a)	753,296
783	Alphabet, Inc. - Class C (a)	799,764
783	Amdocs, Ltd.	51,122
9,744	Apple, Inc.	1,674,506
261	Arista Networks, Inc. (a)	60,844
87	Automatic Data Processing, Inc.	9,958
132	Black Knight, Inc. (a)	5,927
1,218	Booz Allen Hamilton Holding Corporation	47,124
87	Broadcom, Ltd.	24,181
348	CDW Corporation	24,363
957	Check Point Software Technologies, Ltd. (a)	99,806
13,224	Cisco Systems, Inc.	493,256
3,480	Cognizant Technology Solutions Corporation	251,534
87	Coherent, Inc. (a)	25,401
4,002	CommScope Holding Company, Inc. (a)	144,032
870	CSRA, Inc.	25,169
5,133	eBay, Inc. (a)	177,961
12,876	Electronic Arts, Inc. (a)	1,369,363
870	F5 Networks, Inc. (a)	116,754
9,309	Facebook, Inc. (a)	1,649,368
1,131	Fidelity National Information Services, Inc.	106,687
783	Fortinet, Inc. (a)	32,933
435	Gartner, Inc. (a)	52,587
5,481	Intel Corporation	245,768
348	InterActive Corporation (a)	44,290
4,350	International Business Machines Corporation	669,771
174	IPG Photonics Corporation (a)	39,843
1,044	Juniper Networks, Inc.	28,981
348	KLA-Tencor Corporation	35,580
23,142	Marvell Technology Group, Ltd.	516,992
3,567	Microsoft Corporation	300,234
5,829	NVIDIA Corporation	1,169,939
3,132	Palo Alto Networks, Inc. (a)	456,489
3,567	PayPal Holdings, Inc. (a)	270,129
7,656	QUALCOMM, Inc.	507,899
3,480	salesforce.com, Inc. (a)	363,034

9,048	Seagate Technology plc	348,891
1,392	SINA Corporation (a)	136,096
1,218	Square, Inc. (a)	47,770
2,523	Symantec Corporation	73,091
522	Take-Two Interactive Software, Inc. (a)	58,229
63,336	Twitter, Inc. (a)	1,303,454
174	Tyler Technologies, Inc. (a)	31,828
870	Vantiv, Inc. (a)	65,250
4,785	VMware, Inc. (a) +	574,726
1,044	Xerox Corporation	30,965
		16,936,724
	Materials - 3.3%
957	Alcoa Corporation (a)	39,725
609	Axalta Coating Systems, Ltd. (a)	19,281
696	Berry Global Group, Inc. (a)	41,600
23,316	CF Industries Holdings, Inc.	873,650
5,829	DowDuPont, Inc.	419,454
522	FMC Corporation	49,277
435	International Flavors & Fragrances, Inc.	67,616
174	LyondellBasell Industries NV	18,218
348	Martin Marietta Materials, Inc.	72,520
7,830	Mosaic Company	190,191
41,673	Newmont Mining Corporation	1,541,485
609	Praxair, Inc.	93,737
1,131	Royal Gold, Inc.	93,556
957	Sealed Air Corporation	45,984
261	Sherwin-Williams Company	104,249
1,218	Steel Dynamics, Inc.	46,893
522	Vulcan Materials Company	65,589
		3,783,025
	Real Estate - 5.0%
1,131	American Campus Communities, Inc. #	47,932
2,262	American Tower Corporation #	325,570
2,088	Apartment Investment & Management Company #	92,060
1,044	AvalonBay Communities, Inc. #	189,309
2,697	Brixmor Property Group, Inc. #	48,735
696	Camden Property Trust #	63,531
2,784	Colony NorthStar, Inc. #	33,937
2,088	Crown Castle International Corporation #	235,944
5,655	Digital Realty Trust, Inc. #	659,939
1,827	Duke Realty Corporation #	51,394
216	Equinix, Inc. #	100,330
2,871	Equity LifeStyle Properties, Inc. #	259,280
1,914	Equity Residential #	127,893
957	Essex Property Trust, Inc. #	236,369
8,178	Extra Space Storage, Inc. #	698,074
261	Federal Realty Investment Trust #	34,507
1,392	Forest City Realty Trust, Inc. #	33,338
957	Gaming and Leisure Properties, Inc. #	34,758
2,697	GGP, Inc. #	63,380
5,481	HCP, Inc. #	144,918
609	Healthcare Trust of America, Inc. #	18,629
4,524	Kimco Realty Corporation #	83,784
348	Lamar Advertising Company #	26,180

696	Macerich Company #	45,066
1,479	Mid-America Apartment Communities, Inc. #	151,509
696	National Retail Properties, Inc. #	28,585
957	Omega Healthcare Investors, Inc. #	25,695
1,827	Public Storage #	389,370
7,221	Realty Income Corporation #	399,321
783	Regency Centers Corporation #	53,095
435	SBA Communications Corporation (a) #	73,841
1,566	Simon Property Group, Inc. #	253,301
870	Sun Communities, Inc. #	80,962
1,914	UDR, Inc. #	75,278
3,045	Ventas, Inc. #	194,910
16,878	VEREIT, Inc. #	131,648
2,349	Welltower, Inc. #	158,464
		5,670,836
	Telecommunication Services - 2.1%
25,056	AT&T, Inc.	911,537
5,481	CenturyLink, Inc.	79,968
47,676	Sprint Corporation (a)	285,579
21,141	Verizon Communications, Inc.	1,075,866
870	Zayo Group Holdings, Inc. (a)	30,746
		2,383,696
	Utilities - 5.5%
3,132	American Water Works Company, Inc.	286,766
696	Aqua America, Inc.	26,441
1,740	CenterPoint Energy, Inc.	52,217
7,830	CMS Energy Corporation	390,717
14,268	Consolidated Edison, Inc.	1,270,423
4,176	Dominion Energy, Inc.	351,327
5,307	Edison International	431,300
6,351	Eversource Energy	411,862
14,964	Exelon Corporation	624,148
3,828	NextEra Energy, Inc.	604,977
1,131	NiSource, Inc.	31,136
16,965	PG&E Corporation	920,182
2,523	Pinnacle West Capital Corporation	231,637
3,567	PPL Corporation	130,802
2,610	Public Service Enterprise Group, Inc.	138,487
3,306	SCANA Corporation	142,720
1,305	Sempra Energy	157,892
348	UGI Corporation	17,055
		6,220,089
	TOTAL COMMON STOCKS (Cost $108,855,565)	113,534,785

		SHORT-TERM INVESTMENTS - 0.1%
78,157		Invesco Short-term Investments Trust - Government & Agency Portfolio, Institutional Class, 0.98% *	78,157
		TOTAL SHORT-TERM INVESTMENTS (Cost $78,157)	78,157

		INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.8%
941,761		First American Government Obligations Fund, Class Z, 0.94% * ^	941,761
		TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $941,761)	941,761

		Total Investments - 100.7% (Cost $109,875,483)	114,554,703
		Liabilities in Excess of Other Assets - (0.7)%	(806,016)
		TOTAL NET ASSETS - 100.0%	$113,748,687

	Percentages are stated as a percent of net assets.
	*	Rate shown is the annualized seven-day yield as of November 30, 2017.
	(a)	Non-income producing security
	+	All or a portion of this security is on loan as of September 30, 2017. Total value of securities on loan is $925,770.
	^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $941,761 as of November 30, 2017.
	#	Real Estate Investment Trust (“REIT”)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

	Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

Summary of Fair Value Disclosure at November 30, 2017 (Unaudited)

The Funds utilize various methods to measure fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the  best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2017:

Nationwide Risk-Based U.S. Equity ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$116,205,479	$-	$-	$116,205,479
Short-Term Investments	77,330	-	-	77,330
Investments Purchased with Proceeds from Securities Lending	496,226	-	-	496,226
Total Investments in Securities	$116,779,035	$-	$-	$116,779,035
^See Schedule of Investments for breakout of investments by sector classification.

Nationwide Risk-Based International Equity ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$121,692,077	$-	$-	$121,692,077
Short-Term Investments	164,548	-	-	164,548
Total Investments in Securities	$121,856,625	$-	$-	$121,856,625
^See Schedule of Investments for breakout of investments by sector classification.

Nationwide Maximum Diversification U.S. Core Equity ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$113,534,785	$-	$-	$113,534,785
Short-Term Investments	78,157	-	-	78,157
Investmenst Purchased with Proceeds from Securities Lending	941,761	-	-	941,761
Total Investments in Securities	$114,554,703	$-	$-	$114,554,703
^See Schedule of Investments for breakout of investments by sector classification.

Transfers between levels are recognized at the end of the reporting period. During the period ended November 30, 2017, the Funds did not recognize any transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            ETF Series Solutions

By (Signature and Title)       /s/ Paul R. Fearday
   Paul R. Fearday, President (principal executive officer)

Date        1/12/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date        1/12/18

By (Signature and Title)*        /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date         1/12/18

* Print the name and title of each signing officer under his or her signature.